Related party transactions (Details)	9 Months Ended
	May 31, 2026 USD ($) property	Nov. 30, 2025 USD ($)	Oct. 31, 2025 property	Aug. 31, 2025 USD ($)	Jun. 20, 2025 USD ($)	May 31, 2025 USD ($)	Aug. 31, 2024 USD ($)
Related party transactions
Number of real estate properties held	4
Proceeds receivable from related parties	$ 6,556,314			$ 10,389,917	$ 10,389,917
Percentage of proceeds receivable from related parties	100.00%
Right of use assets	$ 8,619,943			7,070,321
Lease liability	$ 8,918,681			7,005,591		$ 7,005,591	$ 192,566
Minimum
Related party transactions
Credit adjustment discount rates	16.80%
Maximum
Related party transactions
Credit adjustment discount rates	17.80%
Marine Ventures LLC and other related entities
Related party transactions
Number of real estate properties held | property	6
Marine Ventures LLC
Related party transactions
Number of real estate properties held | property			2
Proceeds receivable from related parties		$ 3,833,603
Number of properties taken on lease	4.00%
Right of use assets	$ 5,263,826			6,360,457
Lease liability	$ 5,453,428			$ 6,290,920